Financial instruments - Risk classification of trade accounts receivable (Details) - BRL (R$) R$ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of internal credit grades [line items]
Expected credit losses	R$ 104,209	R$ 97,934	R$ 95,053
Trade accounts receivable
Disclosure of internal credit grades [line items]
Expected credit losses	R$ 121,516	R$ 30,300	R$ 31,962